UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [   ];              Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Ann Gilchrist
Title:        Vice President
Phone:        (604) 601-8319

Signature, Place, and Date of Signing:

     /s/ Ann Gilchrist           Vancouver, B.C. Canada        May 13, 2002
     ----------------------      ----------------------        ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Mackenzie Financial Corporation with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada
    Fund,   Mackenzie  Universal  Select  Managers  Capital  Class,   Mackenzie
    Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class and Mackenzie Universal Select Managers International Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      20

Form 13F Information Table Value Total:                 $156,958(thousands)
                                                  -------------------------


List of Other Included Managers:

           NONE

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of issuer          Title of    CUSIP      Value      Shrs or    SH/PRN  Put/   Investment  Other       Voting authority
                         class                (x$1000)    prn amt            Call   discretion  managers
                                                                                                            Sole    Shared  None

Alderwoods              Common    014383103     1,125      85,820      SH              SOLE                 85,820    0      0
Group Inc.              Stock


BCE Inc.                Common    05534B109    11,518     656,000      SH              SOLE                656,000    0      0
                        Stock


Bank of Montreal        Common    063671101     6,422     265,000      SH              SOLE                265,000    0      0
                        Stock


Brascan Corporation     Common    10549P606    12,058     565,000      SH              SOLE                565,000    0      0
Cl A Ltd Vt Sh          Stock


Cable & Wireless        ADR       126830207     1,102     112,000      SH              SOLE                112,000    0      0
Pub. Ltd. Co.
sp ADR


Canadian Natural        Common    136385101    11,883     367,000      SH              SOLE                367,000    0      0
Resources Ltd.          Stock


Goldcorp Inc.           Common    380956409     9,337     536,230      SH              SOLE                536,230    0      0
                        Stock


Grupo Financiaro        ADR       399909100     2,195   1,650,000      SH              SOLE              1,650,000    0      0
Galicia S.A.
sp ADR 10 Sh B


IDT Corp.               Common    448947101       767      38,000      SH              SOLE                 38,000    0      0
                        Stock


IDT Corp.               Common    448947309    37,720   2,137,100      SH              SOLE              2,137,100    0      0
Class B                 Stock


Liquid Audio, Inc.      Common    53631T102     1,603     700,000      SH              SOLE                700,000    0      0
                        Stock


Mattell Inc.            Common    577081102     5,106     245,000      SH              SOLE                 245,000   0      0
                        Stock


MDS Inc.                Common    55269P302     4,782     343,600      SH              SOLE                343,600    0      0
                        Stock


Noranda Inc.            Common    655422103     6,504     549,900      SH              SOLE                549,900    0      0
                        Stock


Potlatch                Common    737628107     3,608     107,100      SH              SOLE                107,100    0      0
Corporation             Stock


Royal Bank              Common    780087102     7,812     234,000      SH              SOLE                234,000    0      0
of Canada               Stock


Telus Corporation       Common    87971M202     5,030     478,000      SH              SOLE                478,000    0      0
Non-Vtg Shs             Stock


The Limited, Inc.       Common    532716107       841      47,000      SH              SOLE                 47,000    0      0
                        Stock


Videsh Sanchar          ADR       92659G600    26,230   3,087,400      SH              SOLE              3,087,400    0      0
Nigam Ltd. - sp ADR


Washington              Common    939322103     1,315      39,700      SH              SOLE                 39,700    0      0
Mutual Inc.             Stock